S000070686 [Member] Annual Fund Operating Expenses - JOHCM International Select Fund	Sep. 30, 2025
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.96%
Class Z Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.94%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.19%